RESTATEMENT AND RECLASSIFICATIONS - Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (120,557)	$ (21,057)	$ (19,576)	$ (2,370)
Cash (used in) provided by operating activities:
Depreciation and amortization	26,982	8,190	13,904	13,421
Loss on extinguishment of debt	0	0	2,317	0
Gain on PPP Loan forgiveness	0	0	(6,824)	0
Amortization of debt issuance costs	677	767	1,139	798
Deferred income taxes	(5,823)	90	9,374	(3,044)
Loss on disposal of equipment	(2)	35	52	0
Loss on write-off of loan receivable	0	0	2,555	0
Changes in operating assets and liabilities:
Accounts receivable	(204)	3,524	(5,057)	(16,661)
Inventories	6,382	(13,008)	(6,010)	4,441
Prepaid expenses	(213)	658	(1,097)	(1,919)
Other current assets and other assets	(250)	(352)	612	1,159
Accounts payable	(1,021)	9,635	9,647	(7,391)
Other current liabilities and other liabilities	(39,336)	1,481	2,493	4,135
Net cash (used in) provided by operating activities	(74,977)	(10,037)	3,529	(7,431)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditure on intangible assets	(247)	(248)	(863)	(653)
Capital expenditure on property and equipment	(1,340)	(661)	(424)	(1,054)
Advances for note receivable	0	0	(2,500)	0
Net cash (used in) provided by investing activities	(544,367)	(909)	(3,787)	(1,707)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash (used in) provided by financing activities	629,465	3,883	5,162	14,319
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	10,121	(7,063)	4,904	5,181
Effect of foreign exchange rates on cash and cash equivalents	(36)	96	(32)	0
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period	6,477	13,444	8,572	3,391
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—End of period	10,163	6,477	13,444	8,572
SUPPLEMENTAL CASH FLOW DATA – CASH PAID:
Income taxes	152	3	0	9
Interest	5,550	5,053	10,014	5,449
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Capital expenditures in accounts payable and accruals	406	43	86	0
Capital contribution of trademarks	$ 0	0	0	4,058
As Reported
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss			(70)	(9,171)
Cash (used in) provided by operating activities:
Depreciation and amortization			14,053	13,426
Loss on extinguishment of debt			2,317
Gain on PPP Loan forgiveness			(6,824)
Amortization of debt issuance costs			1,179	798
Deferred income taxes			11,073	(4,743)
Loss on disposal of equipment			52
Loss on write-off of loan receivable			0
Changes in operating assets and liabilities:
Accounts receivable			(23,790)	(961)
Inventories			(5,359)	1,593
Prepaid expenses			(2,654)	(2,150)
Other current assets and other assets			2,323	(998)
Accounts payable			8,495	(7,523)
Other current liabilities and other liabilities			4,275	2,478
Net cash (used in) provided by operating activities			5,070	(7,251)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditure on intangible assets			(937)	(652)
Capital expenditure on property and equipment			(1,923)	(1,235)
Advances for note receivable			(2,500)
Net cash (used in) provided by investing activities			(5,360)	(1,887)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash (used in) provided by financing activities			5,162	14,319
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH			4,872	5,181
Effect of foreign exchange rates on cash and cash equivalents			0
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period		13,444	8,572	3,391
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—End of period			13,444	8,572
SUPPLEMENTAL CASH FLOW DATA – CASH PAID:
Income taxes			0	9
Interest			10,014	5,449
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Capital expenditures in accounts payable and accruals			97	186
Capital contribution of trademarks				4,058
Restatement Adjustments
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss			(19,506)	6,801
Cash (used in) provided by operating activities:
Depreciation and amortization			(149)	(5)
Loss on extinguishment of debt			0
Gain on PPP Loan forgiveness			0
Amortization of debt issuance costs			(40)	0
Deferred income taxes			(1,699)	1,699
Loss on disposal of equipment			0
Loss on write-off of loan receivable			2,555
Changes in operating assets and liabilities:
Accounts receivable			18,733	(15,700)
Inventories			(651)	2,848
Prepaid expenses			1,557	231
Other current assets and other assets			(1,711)	2,157
Accounts payable			1,152	132
Other current liabilities and other liabilities			(1,782)	1,657
Net cash (used in) provided by operating activities			(1,541)	(180)
CASH FLOWS FROM INVESTING ACTIVITIES:
Capital expenditure on intangible assets			74	(1)
Capital expenditure on property and equipment			1,499	181
Advances for note receivable			0
Net cash (used in) provided by investing activities			1,573	180
CASH FLOWS FROM FINANCING ACTIVITIES:
Net cash (used in) provided by financing activities			0	0
CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH			32	0
Effect of foreign exchange rates on cash and cash equivalents			(32)
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period		$ 0	0	0
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—End of period			0	0
SUPPLEMENTAL CASH FLOW DATA – CASH PAID:
Income taxes			0	0
Interest			0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Capital expenditures in accounts payable and accruals			$ (11)	(186)
Capital contribution of trademarks				$ 0